Inventories (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Inventories
Raw materials	$ 3,872	$ 1,979	$ 2,766
Work-in-process	2,845	656	1,483
Finished goods	7,570	3,465	5,098
Supplies	257	260	240
Total inventories	14,544	6,360	9,587
Long-term material purchase obligations	1,628
Liquidation of LIFO inventory layers, effect on cost of goods sold		300
Liquidation of LIFO inventory layers, effect on profit		$ 240
Liquidation of LIFO inventory layers, effect on profit per share (in dollars per share)		$ 0.39